Nature of the Business, Basis of Presentation and Summary of Significant Accounting Policies (Policies)	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024
Accounting Policies [Abstract]
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are primarily maintained with major financial institutions in the United Kingdom and Switzerland. The Company considers cash equivalents to be short-term, highly liquid investments that (a) are readily convertible into known amounts of cash, (b) are traded and held for cash management purposes, and (c) have original maturities of three months or less at the time of purchase. The Company’s Switzerland bank accounts, which hold immaterial cash balances, are uninsured, and the Company’s U.K. bank account, with a balance at March 31, 2024 of approximately £78,585 (or approximately $99,266) does not exceed the country’s deposit limit of £85,000 (approximately $108,000). The Company’s U.S. depository bank participates in the Demand Deposit Marketplace program, insuring deposits up to $10 million by sweeping amounts in excess of the $250,000 deposit insurance limit among participating banks. The Company has not experienced any losses on any accounts through the three months ended March 31, 2024.

Cash and Cash Equivalents

Cash and cash equivalents are primarily maintained with major financial institutions in the United Kingdom and Switzerland. The Company considers cash equivalents to be short-term, highly liquid investments that (a) are readily convertible into known amounts of cash, (b) are traded and held for cash management purposes, and (c) have original maturities of three months or less at the time of purchase. The Company’s Switzerland bank accounts, which hold immaterial cash balances, are uninsured, and the Company’s U.K. bank account, with a balance at June 30, 2024 of £93,014 (or approximately $117,623), which exceeds the country’s deposit limit of £85,000 (approximately $108,000). The Company’s U.S. depository bank participates in the Demand Deposit Marketplace program, insuring deposits up to $10 million by sweeping amounts in excess of the $250,000 deposit insurance limit among participating banks. The Company has not experienced any losses on any accounts through the six months ended June 30, 2024.

Cash and Cash Equivalents

Cash and cash equivalents are primarily maintained with major financial institutions in the United Kingdom and Switzerland. The Company considers cash equivalents to be short-term, highly liquid investments that (a) are readily convertible into known amounts of cash, (b) are traded and held for cash management purposes, and (c) have original maturities of three months or less at the time of purchase. The Company’s Switzerland bank accounts, which hold immaterial cash balances, are uninsured, and the Company’s U.K. bank account, with a balance at September 30, 2024 of £0 (or approximately $0), which does not exceed the country’s deposit limit of £85,000 (approximately $108,000). The Company’s U.S. depository bank participates in the Demand Deposit Marketplace program, insuring deposits up to $10 million by sweeping amounts in excess of the $250,000 deposit insurance limit among participating banks. The Company has not experienced any losses on any accounts through the nine months ended September 30, 2024.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Estimates are based on several factors including the facts and circumstances available at the time the estimates are made, historical experience, risk of loss, general economic conditions and trends, and the assessment of the probable future outcome. Actual results could differ materially from such estimates. Estimates and assumptions are reviewed periodically by management and changes in estimates are made as management becomes aware of changes in circumstances surrounding the estimates. The effects of changes are reflected in the financial statements in the period that they are determined.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Estimates are based on several factors including the facts and circumstances available at the time the estimates are made, historical experience, risk of loss, general economic conditions and trends, and the assessment of the probable future outcome. Actual results could differ materially from such estimates. Estimates and assumptions are reviewed periodically by management and changes in estimates are made as management becomes aware of changes in circumstances surrounding the estimates. The effects of changes are reflected in the financial statements in the period that they are determined.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Estimates are based on several factors including the facts and circumstances available at the time the estimates are made, historical experience, risk of loss, general economic conditions and trends, and the assessment of the probable future outcome. Actual results could differ materially from such estimates. Estimates and assumptions are reviewed periodically by management and changes in estimates are made as management becomes aware of changes in circumstances surrounding the estimates. The effects of changes are reflected in the financial statements in the period that they are determined.

Fair Value Measurements

Fair Value Measurements

ASC Topic 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Fair value is to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. In determining fair value, the Company used various valuation approaches. A fair value hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company.

Unobservable inputs reflect the Company’s assumption about the inputs that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels, based on the inputs, as follows:

●	Level 1-Valuations based on quoted prices for identical instruments in active markets. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these instruments does not entail a significant degree of judgment.
●	Level 2- Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for either similar instruments in active markets, identical or similar instruments in markets that are not active, or model-derived valuations whose inputs or significant value drivers are observable or can be corroborated by observable market data.
●	Level 3-Valuations based on inputs that are unobservable. These valuations require significant judgment.

The Company’s Level 1 assets consist of cash and cash equivalents in the accompanying balance sheets, convertible notes payable and the value of accrued expenses and other current liabilities approximate fair value due to the short-term nature of these assets and liabilities.

As of March 31, 2024, the Company has one financial liability, a warrant liability for which the fair value is determined based on Level 2 inputs as such inputs are valued based on observable inputs other than quoted prices included in Level 1, such as quoted prices for either similar instrument in active markets. See Note 4 for further information on the Company’s financial liabilities carried at fair value.

Fair Value Measurements

ASC Topic 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Fair value is to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. In determining fair value, the Company used various valuation approaches. A fair value hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company.

Unobservable inputs reflect the Company’s assumption about the inputs that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels, based on the inputs, as follows:

●	Level 1-Valuations based on quoted prices for identical instruments in active markets. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these instruments does not entail a significant degree of judgment.
●	Level 2- Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for either similar instruments in active markets, identical or similar instruments in markets that are not active, or model-derived valuations whose inputs or significant value drivers are observable or can be corroborated by observable market data.
●	Level 3-Valuations based on inputs that are unobservable. These valuations require significant judgment.

The Company’s Level 1 assets consist of cash and cash equivalents in the accompanying balance sheets, convertible notes payable and the value of accrued expenses and other current liabilities approximate fair value due to the short-term nature of these assets and liabilities.

Warrants

The Company determines the accounting classification of warrants as either liability or equity by first assessing whether the Warrants meet liability classification in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”). Under ASC 480, a financial instrument that embodies an unconditional obligation, or a financial instrument other than an outstanding share that embodies a conditional obligation, that the issuer must or may settle by issuing a variable number of its equity shares must be classified as a liability (or an asset in some circumstances) if, at inception, the monetary value of the obligation is based solely or predominantly on any one of the following: (a) a fixed monetary amount known at inception; (b) variations in something other than the fair value of the issuer’s equity shares; or (c) variations inversely related to changes in the fair value of the issuer’s equity shares. If financial instruments, such as the warrants, are not required to be classified as liabilities under ASC 480, the Company assesses whether such instruments are indexed to the Company’s own stock under ASC 815-40. In order for an instrument to be considered indexed to an entity’s own stock, its settlement amount must always equal the difference between the following: (a) the fair value of a fixed number of the Company’s equity shares, and (b) a fixed monetary amount or a fixed amount of a debt instrument issued by the Company.

Equity classified warrants are recorded in stockholders’ deficit and liability classified warrants are recorded as liabilities within the Consolidated Balance Sheets. The liability classified warrants are remeasured each period with changes recorded in the Consolidated Statements of Operations and Comprehensive Loss.

As of June 30, 2024, the Company had outstanding warrants that are classified as a liability within the condensed consolidated balance sheets. The fair value of the warrant liability is determined each balance sheet date based on Level 2 inputs as such inputs are based on observable inputs other than quoted prices. The warrant liability is valued using a Black-Scholes model, with the most judgmental non-observable input being the volatility measure. Changes in the assumptions around the volatility can cause significant changes in the estimated fair value of the warrant liability. See Note 4 for further information on the Company’s financial liabilities carried at fair value.

During the sixth months ended June 30, 2024, the Company issued warrants that met the criteria to be classified within stockholders’ deficit within the condensed consolidated balance sheets. The fair value of the warrants was determined by using a Black-Scholes model, with the most judgmental non-observable input being the volatility measure. Changes in the assumptions around the volatility could have caused significant changes in the estimated fair value of the warrants. See Note 14 for further information on the warrants classified within stockholders’ deficit.

Share Based Compensation

The Company accounts for share based compensation arrangements granted to employees in accordance with ASC 718, Compensation: Stock Compensation, by measuring the grant date fair value of the award and recognizing the resulting expense over the period during which the employee is required to perform service in exchange for the award. The grant date fair value of stock options is determined using a Black-Scholes model, with the most judgmental non-observable input being the volatility measure. Changes in the assumptions around the volatility can cause significant changes in the grant date fair value of stock options. The Company accounts for forfeitures when they occur.

Fair Value Measurements

ASC Topic 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Fair value is to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. In determining fair value, the Company used various valuation approaches. A fair value hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company.

Unobservable inputs reflect the Company’s assumption about the inputs that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels, based on the inputs, as follows:

●	Level 1-Valuations based on quoted prices for identical instruments in active markets. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these instruments does not entail a significant degree of judgment.
●	Level 2- Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for either similar instruments in active markets, identical or similar instruments in markets that are not active, or model-derived valuations whose inputs or significant value drivers are observable or can be corroborated by observable market data.
●	Level 3-Valuations based on inputs that are unobservable. These valuations require significant judgment.

The Company’s Level 1 assets consist of cash and cash equivalents in the accompanying balance sheets, convertible notes payable and the value of accrued expenses and other current liabilities approximate fair value due to the short-term nature of these assets and liabilities.

Research and Development and Funding

Research and Development and Funding

Research and development expenses consist primarily of costs incurred in connection with the research and development of our clinical assets and programs. Funding expenses consist primarily of costs incurred in connection with the Company providing funding to St George Street to carry out its research and development activities. SGSC holds all licenses to conduct clinical research through third party pharmaceutical companies. The Company expenses research and development costs and intangible assets acquired that have no alternative future use as incurred. These expenses include:

●	expenses incurred under agreements with organizations that support the Company’s drug discovery and development activities;
●	expenses incurred in connection with the preclinical and clinical development of the Company’s clinical assets and programs, including under agreements with contract research organizations, or CROs;
●	costs related to contract manufacturing organizations, or CMOs, that are primarily engaged to provide drug substance and product for our clinical trials, research and development programs, as well as investigative sites and consultants that conduct the Company’s clinical trials, nonclinical studies and other scientific development services;
●	the costs of acquiring and manufacturing nonclinical and clinical trial materials, including manufacturing registration and validation batches;
●	employee-related expenses, including salaries, related benefits and equity-based compensation expense, for employees engaged in research and development functions;
●	costs related to compliance with quality and regulatory requirements;
●	payments made under third-party licensing agreements; and
●	direct and allocated costs related to facilities, information technology, personnel and other overhead.

Advance payments that we make for goods or services to be received in the future for use in research and development activities are recorded as prepaid expenses. Such amounts are recognized as an expense as the goods are delivered or consumed or the related services are performed, or until it is no longer expected that the goods will be delivered, or the services rendered.

Research and Development and Funding

Research and development expenses consist primarily of costs incurred in connection with the research and development of our clinical assets and programs. The Company expenses research and development costs and intangible assets acquired that have no alternative future use as incurred. These expenses include:

●	expenses incurred under agreements with organizations that support the Company’s drug discovery and development activities;
●	expenses incurred in connection with the preclinical and clinical development of the Company’s clinical assets and programs, including under agreements with contract research organizations, or CROs;
●	costs related to contract manufacturing organizations, or CMOs, that are primarily engaged to provide drug substance and product for our clinical trials, research and development programs, as well as investigative sites and consultants that conduct the Company’s clinical trials, nonclinical studies and other scientific development services;
●	the costs of acquiring and manufacturing nonclinical and clinical trial materials, including manufacturing registration and validation batches;
●	employee-related expenses, including salaries, related benefits and equity-based compensation expense, for employees engaged in research and development functions;
●	costs related to compliance with quality and regulatory requirements;
●	payments made under third-party licensing agreements; and
●	direct and allocated costs related to facilities, information technology, personnel and other overhead.

Advance payments that we make for goods or services to be received in the future for use in research and development activities are recorded as prepaid expenses. Such amounts are recognized as an expense as the goods are delivered or consumed or the related services are performed, or until it is no longer expected that the goods will be delivered, or the services rendered.

Research and Development and Funding

Research and development expenses consist primarily of costs incurred in connection with the research and development of our clinical assets and programs. The Company expenses research and development costs and intangible assets acquired that have no alternative future use as incurred. These expenses include:

●	expenses incurred under agreements with organizations that support the Company’s drug discovery and development activities;
●	expenses incurred in connection with the preclinical and clinical development of the Company’s clinical assets and programs, including under agreements with contract research organizations, or CROs;
●	costs related to contract manufacturing organizations, or CMOs, that are primarily engaged to provide drug substance and product for our clinical trials, research and development programs, as well as investigative sites and consultants that conduct the Company’s clinical trials, nonclinical studies and other scientific development services;
●	the costs of acquiring and manufacturing nonclinical and clinical trial materials, including manufacturing registration and validation batches;
●	employee-related expenses, including salaries, related benefits and equity-based compensation expense, for employees engaged in research and development functions;
●	costs related to compliance with quality and regulatory requirements;
●	payments made under third-party licensing agreements; and
●	direct and allocated costs related to facilities, information technology, personnel and other overhead.

Advance payments that we make for goods or services to be received in the future for use in research and development activities are recorded as prepaid expenses. Such amounts are recognized as an expense as the goods are delivered or consumed or the related services are performed, or until it is no longer expected that the goods will be delivered, or the services rendered.

General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses consist primarily of salaries and related costs for personnel in executive management, finance, corporate and business development, and administrative functions. General and administrative expenses also include legal fees relating to patent and corporate matters; professional fees for accounting, auditing, tax, and administrative consulting services; insurance costs; administrative travel expenses and other operating costs.

Income Taxes

Income Taxes

ASC Topic 740, Income Taxes, sets forth standards for financial presentation and disclosure of income tax liabilities and expense. Interest and penalties recognized have been classified in the unaudited condensed consolidated statements of operations and Comprehensive Loss as income taxes. Deferred tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating losses carried forward. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the unaudited condensed consolidated statements of operations and Comprehensive Loss in the period that includes the enactment date. The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance for any tax benefits of which future realization is uncertain.

In December 2023, the FASB issued ASU 2023-09, which introduces new income tax disclosure requirements. The standard is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. After reviewing the provisions of the new standard, the Company has determined that these changes will not materially affect our financial condition, results of operations, or cash flows as presented in our financial statements.

Income Taxes

ASC Topic 740, Income Taxes, sets forth standards for financial presentation and disclosure of income tax liabilities and expense. Interest and penalties recognized have been classified in the unaudited condensed consolidated statements of operations and Comprehensive Loss as income taxes. Deferred tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating losses carried forward. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the unaudited condensed consolidated statements of operations and Comprehensive Loss in the period that includes the enactment date. The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance for any tax benefits of which future realization is uncertain.

In December 2023, the FASB issued ASU 2023-09, which introduces new income tax disclosure requirements. The standard is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. After reviewing the provisions of the new standard, the Company has determined that these changes will not materially affect our financial condition, results of operations, or cash flows as presented in our financial statements.

Income Taxes

ASC Topic 740, Income Taxes, sets forth standards for financial presentation and disclosure of income tax liabilities and expense. Interest and penalties recognized have been classified in the unaudited condensed consolidated statements of operations and Comprehensive Loss as income taxes. Deferred tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating losses carried forward. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the unaudited condensed consolidated statements of operations and Comprehensive Loss in the period that includes the enactment date. The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance for any tax benefits of which future realization is uncertain.

In December 2023, the FASB issued ASU 2023-09, which introduces new income tax disclosure requirements. The standard is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. After reviewing the provisions of the new standard, the Company has determined that these changes will not materially affect our financial condition, results of operations, or cash flows as presented in our financial statements.

Earnings/(Net Loss) per Share Attributable to Common Stockholders

Earnings/(Net Loss) per Share Attributable to Common Stockholders

The Company calculates basic and diluted earnings/(net loss) per share under ASC Topic 260, Earnings Per Share. Basic earnings/(net loss) per share is computed by dividing the net income/(loss) by the number of weighted-average common shares outstanding for the period. Diluted earnings/(net loss) is computed by adjusting net income/(loss) based on the impact of any dilutive instruments. Diluted earnings/(net loss) per share is computed by dividing the diluted net income/(loss) by the number of weighted-average common shares outstanding for the period including the effect, if dilutive, of any instruments that can be settled in common shares. When computing diluted net income/(loss) per share, the numerator is adjusted to eliminate the effects that have been recorded in net income/(loss) (net of tax, if any) attributable to any liability-classified dilutive instruments.

Earnings/(Net Loss) per Share Attributable to Common Stockholders

The Company calculates basic and diluted earnings/(net loss) per share under ASC Topic 260, Earnings Per Share. Basic earnings/(net loss) per share is computed by dividing the net income/(loss) by the number of weighted-average common shares outstanding for the period. Diluted earnings/(net loss) is computed by adjusting net income/(loss) based on the impact of any dilutive instruments. Diluted earnings/(net loss) per share is computed by dividing the diluted net income/(loss) by the number of weighted-average common shares outstanding for the period including the effect, if dilutive, of any instruments that can be settled in common shares. When computing diluted net income/(loss) per share, the numerator is adjusted to eliminate the effects that have been recorded in net income/(loss) (net of tax, if any) attributable to any liability-classified dilutive instruments.

Earnings/(Net Loss) per Share Attributable to Common Stockholders

The Company calculates basic and diluted earnings/(net loss) per share under ASC Topic 260, Earnings Per Share. Basic earnings/(net loss) per share is computed by dividing the net income/(loss) by the number of weighted-average common shares outstanding for the period. Diluted earnings/(net loss) is computed by adjusting net income/(loss) based on the impact of any dilutive instruments. Diluted earnings/(net loss) per share is computed by dividing the diluted net income/(loss) by the number of weighted-average common shares outstanding for the period including the effect, if dilutive, of any instruments that can be settled in common shares. When computing diluted net income/(loss) per share, the numerator is adjusted to eliminate the effects that have been recorded in net income/(loss) (net of tax, if any) attributable to any liability-classified dilutive instruments.

Warrants

Warrants

The Company determines the accounting classification of warrants as either liability or equity by first assessing whether the Warrants meet liability classification in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”). Under ASC 480, a financial instrument that embodies an unconditional obligation, or a financial instrument other than an outstanding share that embodies a conditional obligation, that the issuer must or may settle by issuing a variable number of its equity shares must be classified as a liability (or an asset in some circumstances) if, at inception, the monetary value of the obligation is based solely or predominantly on any one of the following: (a) a fixed monetary amount known at inception; (b) variations in something other than the fair value of the issuer’s equity shares; or (c) variations inversely related to changes in the fair value of the issuer’s equity shares. The Company determined that the warrants should not be classified as liabilities under ASC 480.

If financial instruments, such as the warrants, are not required to be classified as liabilities under ASC 480, the Company assesses whether such instruments are indexed to the Company’s own stock under ASC 815-40. In order for an instrument to be considered indexed to an entity’s own stock, its settlement amount must always equal the difference between the following: (a) the fair value of a fixed number of the Company’s equity shares, and (b) a fixed monetary amount or a fixed amount of a debt instrument issued by the Company.

Equity classified warrants are recorded in stockholders’ deficit and liability classified warrants are recorded as liabilities within the Consolidated Balance Sheets. The liability classified warrants are remeasured each period with changes recorded in the Consolidated Statements of Operations and Comprehensive Loss.

Warrants

The Company determines the accounting classification of warrants as either liability or equity by first assessing whether the Warrants meet liability classification in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”). Under ASC 480, a financial instrument that embodies an unconditional obligation, or a financial instrument other than an outstanding share that embodies a conditional obligation, that the issuer must or may settle by issuing a variable number of its equity shares must be classified as a liability (or an asset in some circumstances) if, at inception, the monetary value of the obligation is based solely or predominantly on any one of the following: (a) a fixed monetary amount known at inception; (b) variations in something other than the fair value of the issuer’s equity shares; or (c) variations inversely related to changes in the fair value of the issuer’s equity shares. If financial instruments, such as the warrants, are not required to be classified as liabilities under ASC 480, the Company assesses whether such instruments are indexed to the Company’s own stock under ASC 815-40. In order for an instrument to be considered indexed to an entity’s own stock, its settlement amount must always equal the difference between the following: (a) the fair value of a fixed number of the Company’s equity shares, and (b) a fixed monetary amount or a fixed amount of a debt instrument issued by the Company.

Equity classified warrants are recorded in stockholders’ deficit and liability classified warrants are recorded as liabilities within the Consolidated Balance Sheets. The liability classified warrants are remeasured each period with changes recorded in the Consolidated Statements of Operations and Comprehensive Loss.

As of September 30, 2024, the Company had outstanding warrants that are classified as a liability within the condensed consolidated balance sheets. The fair value of the warrant liability is determined each balance sheet date based on Level 2 inputs as such inputs are based on observable inputs other than quoted prices. The warrant liability is valued using an observable market quote for the Company’s publicly traded warrants, which are considered to be a similar asset in an active market. See Note 5 for further information on the Company’s financial liabilities carried at fair value.

During the nine months ended September 30, 2024, the Company issued warrants that met the criteria to be classified within stockholders’ deficit within the condensed consolidated balance sheets. The fair value of the warrants was determined by using a Black-Scholes model, with the most judgmental non-observable input being the volatility measure. Changes in the assumptions around the volatility could have caused significant changes in the estimated fair value of the warrants. See Note 15 for further information on the warrants classified within stockholders’ deficit.

Foreign Currency Translation

Foreign Currency Translation

The Company translated the assets and liabilities of foreign subsidiaries from their respective functional currency, the British pound, to United States dollars at the appropriate spot rates as of the balance sheet date. Income and expenses of operations are translated to United States dollars using weighted average exchange rates during the year. The foreign subsidiaries use the local currency as their functional currency. The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income in the accompanying consolidated statements of changes in stockholders’ deficit. Non-monetary items in the subsidiaries’ functional currency are re-measured into the reporting currency at the historical exchange rate (i.e., the rate of exchange at the date of the transaction).

Foreign Currency Translation

The Company translated the assets and liabilities of foreign subsidiaries from their respective functional currency, the British pound, to United States dollars at the appropriate spot rates as of the balance sheet date. Income and expenses of operations are translated to United States dollars using weighted average exchange rates during the year. The foreign subsidiaries use the local currency as their functional currency. The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income in the accompanying consolidated statements of changes in stockholders’ deficit. Non-monetary items in the subsidiaries’ functional currency are re-measured into the reporting currency at the historical exchange rate (i.e., the rate of exchange at the date of the transaction).

Foreign Currency Translation

The Company translated the assets and liabilities of foreign subsidiaries from their respective functional currency, the British pound, to United States dollars at the appropriate spot rates as of the balance sheet date. Income and expenses of operations are translated to United States dollars using weighted average exchange rates during the year. The foreign subsidiaries use the local currency as their functional currency. The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income in the accompanying consolidated statements of changes in stockholders’ deficit. Non-monetary items in the subsidiaries’ functional currency are re-measured into the reporting currency at the historical exchange rate (i.e., the rate of exchange at the date of the transaction).

Marketable Investments

Marketable Investments

Short-term may investments include marketable debt and equity securities with maturities of less than one year or where management’s intent is to use the investments to fund current operations or to make them available for current operations. All investments in marketable securities are classified as available-for-sale and are reported at fair value on the consolidated balance sheets. Investments with remaining maturities or that are due within one year from the balance sheet date are classified as current. The Company reviews its short-term investments for other-than-temporary impairment whenever the fair value of a marketable security is less than the amortized cost and evidence indicates that a short-term investment’s carrying amount is not recoverable within a reasonable period of time.

Marketable Investments

Short-term investments include marketable debt and equity securities with maturities of less than one year or where management’s intent is to use the investments to fund current operations or to make them available for current operations. All investments in marketable securities are classified as available-for-sale and are reported at fair value on the consolidated balance sheets. Investments with remaining maturities or that are due within one year from the balance sheet date are classified as current. The Company reviews its short-term investments for other-than-temporary impairment whenever the fair value of a marketable security is less than the amortized cost and evidence indicates that a short-term investment’s carrying amount is not recoverable within a reasonable period of time.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are initially recorded at cost. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets or, for leasehold improvements, the life of the lease, if shorter. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in other income or expense for the period. As of June 30, 2024, property, plant and equipment primarily consisted of leasehold improvements.

Property, Plant and Equipment

Property, plant and equipment are initially recorded at cost. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets or, for leasehold improvements, the life of the lease, if shorter. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in other income or expense for the period. As of September 30, 2024, property, plant and equipment primarily consisted of leasehold improvements.

Share Based Compensation

Share Based Compensation

The Company accounts for share based compensation arrangements granted to employees in accordance with ASC 718, Compensation: Stock Compensation, by measuring the grant date fair value of the award and recognizing the resulting expense over the period during which the employee is required to perform service in exchange for the award. The grant date fair value of stock options is determined using a Black-Scholes model, with the most judgmental non-observable input being the volatility measure. Changes in the assumptions around the volatility can cause significant changes in the grant date fair value of stock options. The Company accounts for forfeitures when they occur.